Interests in unconsolidated structured entities (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of unconsolidated structured entities [abstract]
Summary of the size of unconsolidated structured entities
The size of unconsolidated structured entities as of December 31, 2023 and 2024 are as follows:

	2023		2024
Total assets:
Asset-backed securitization	~~W~~	214,750,119	193,570,970
Structured financing		427,272,034	506,473,200
Investment fund		364,272,967	508,704,815

	~~W~~	1,006,295,120	1,208,748,985

Summary of the carrying amounts of the assets and liabilities relating to its interests in unconsolidated structured entities
i) The carrying amounts of the assets and liabilities relating to its interests in unconsolidated structured entities as of December 31, 2023 and 2024 are as follows:

	2023
	Assets-backed securitization		Structured financing	Investment fund	Total
Assets under consolidated financial statements:
Loans measured at fair value through profit or loss	~~W~~	9,598	309,635	123,282	442,515
Loan at amortized cost		1,061,060	16,604,162	227,185	17,892,407
Securities at fair value through profit or loss		4,366,192	129,795	13,304,176	17,800,163
Derivate assets		674	—	—	674
Securities at fair value through other comprehensive income		4,041,459	183,517	3,315	4,228,291
Securities at amortized cost		4,806,904	—	65	4,806,969
Other assets		4,636	79,822	11,935	96,393

	~~W~~	14,290,523	17,306,931	13,669,958	45,267,412

Liabilities under consolidated financial statements:
Derivate liabilities	~~W~~	9,939	315	—	10,254
Other liabilities		301	1,628	—	1,929

	~~W~~	10,240	1,943	—	12,183

	2024
	Assets-backed securitization		Structured financing	Investment fund	Total
Assets under consolidated financial statements:
Loans measured at fair value through profit or loss	~~W~~	11,669	600,796	—	612,465
Loan at amortized cost		2,326,196	18,660,200	93,296	21,079,692
Securities at fair value through profit or loss		4,233,165	255,936	14,902,327	19,391,428
Derivate assets		16,012	—	—	16,012
Securities at fair value through other comprehensive income		4,124,742	176,273	—	4,301,015
Securities at amortized cost		4,879,484	—	93	4,879,577
Other assets		13,700	73,981	28,076	115,757

	~~W~~	15,604,968	19,767,186	15,023,792	50,395,946

Liabilities under consolidated financial statements:
Derivate liabilities	~~W~~	3,130	220	—	3,350
Other liabilities		510	4,295	3	4,808

	~~W~~	3,640	4,515	3	8,158

Summary of exposure to risk relating to its interests in unconsolidated structured entities
ii) The maximum risk exposure of the Group relating to its interests in unconsolidated structured entities as of December 31, 2023 and 2024 are as follows:

	2023
	Assets-backed securitization		Structured financing	Investment fund	Total
Assets held	~~W~~	14,290,523	17,306,931	13,669,958	45,267,412
ABS and ABCP purchase agreements		1,029,819	10,462	2,134,239	3,174,520
Loan commitments		353,790	913,252	—	1,267,042
Others		—	429,549	—	429,549

	~~W~~	15,674,132	18,660,194	15,804,197	50,138,523

	2024
	Assets-backed securitization		Structured financing	Investment fund	Total
Assets held	~~W~~	15,604,968	19,767,186	15,023,792	50,395,946
ABS and ABCP purchase agreements		1,125,400	224,184	2,246,239	3,595,823
Loan commitments		327,367	916,236	41,656	1,285,259
Guarantees		111,150	8,900	—	120,050
Others		—	383,071	—	383,071

	~~W~~	17,168,885	21,299,577	17,311,687	55,780,149